Summary of Nonvested Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015
RSUs shares
Nonvested Units at beginning of year		3,390	2,955
Granted		2,600	671
Vested			(119)
Forfeited			(117)
Nonvested Units at end of year			3,390
RSUs weighted-average grant date fair value
Weighted-average grant date fair value Nonvested Units at beginning of year	[1]	$ 32.30	$ 31.98
Weighted-average grant date fair value Granted	[1]		33.34
Weighted-average grant date fair value Vested	[1]		30.20
Weighted-average grant date fair value Forfeited	[1]		32.06
Weighted-average grant date fair value Nonvested Units at end of year	[1]		$ 32.30

[1]	The weighted-average grant date fair value has been adjusted for the impact of the separation